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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Delta Partners LLC

Address: One International Place Suite 2401
         Boston MA
         02110



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jerry Iacono
Title: Account Manager
Phone: 212-713-9703


Signature, Place, and Date of Signing:

  /s/ Jerry Iacono                  NY, NY                      11/13/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       56

Form 13F Information Table Value Total: $1,233,373,623
                                        --------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
---       --------------------          ----
1         28-10514                      Charles Jobson


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



     ITEM 1                 ITEM 2    ITEM 3           ITEM 4         ITEM 5           ITEM 6         ITEM 7          ITEM 8
------------------          ------    ------           ------         -------  ---------------------  ------   --------------------
                             TITLE                      FAIR                      INVEST. DESC.                  VOTING AUTHORITY
                              OF       CUSIP           MARKET         SHRS OF  SOLE  SHARED   OTHER   MAN-     SOLE   SHARED  OTHER
  NAME OF ISSUER             CLASS    NUMBER            VALUE         PRN AMT  (A)   (B)       (C)    AGERS     (A)    (B)     (C)
------------------          ------    ------           ------         -------  ---  ----   ---------  -----    -----  ------  -----
ALERIS INTERNATIONAL INC     COMMON  14477103      49,468,552.00    978,800.00  N       X       1                      978800
BANCO BRADESCO S A           COMMON  59460303         366,850.00     11,000.00  N       X       1                      11000
ANHEUSER BUSCH COMPANIES I   COMMON  35229103       2,375,500.00     50,000.00  N       X       1                      50000
BOYD GAMING CORP             COMMON  103304101     60,927,400.00  1,585,000.00  N       X       1                     1585000
BALLY TECHNOLOGIES INC       COMMON  05874B107     17,777,760.00  1,010,100.00  N       X       1                     1010100
CHINA MOBILE HONG KONG LTD   COMMON  16941M109        212,100.00      6,000.00  N       X       1                       6000
CAPITAL ONE FINANCIAL CORP   COMMON  14040H105        786,600.00     10,000.00  N       X       1                      10000
R G BARRY CORP OHIO          COMMON  68798107         287,100.00     43,500.00  N       X       1                      43500
AMDOCS LIMITED               COMMON  G02602103        316,800.00      8,000.00  N       X       1                       8000
W R GRACE & CO-DEL NEW       COMMON  38388F108     42,689,244.00  3,219,400.00  N       X       1                     3219400
EMPRESAS ICA SA DE CV SPON   COMMON  292448206        430,200.00     10,000.00  N       X       1                      10000
US AIRWAYS GROUP INC         COMMON  90341W108    133,229,382.00  3,005,400.00  N       X       1                     3005400
LONGS DRUG STORES CORP       COMMON  543162101     35,174,645.00    764,500.00  N       X       1                      764500
MASTERCARD INC               COMMON  57636Q104     28,815,360.00    409,600.00  N       X       1                      409600
MASSEY ENERGY CORP           COMMON  576206106      4,711,500.00    225,000.00  N       X       1                      225000
MANITOWOC CO INC             COMMON  563571108     13,437,000.00    300,000.00  N       X       1                      300000
REVLON INC-CL A              COMMON  761525500        788,772.00    698,028.00  N       X       1                      698028
COMPANHIA DE SANEAMENTO      COMMON  20441A102        240,800.00      8,000.00  N       X       1                       8000
STEELCASE INC-MICH CL A      COMMON  858155203     59,133,241.00  3,768,849.00  N       X       1                     3768849
***TELECOM ARGENTINA STET-   COMMON  879273209        206,250.00     15,000.00  N       X       1                      15000
TRANSPORTADORA DE GAS DEL    COMMON  893870204        420,750.00     76,500.00  N       X       1                      76500
UNIFI INC                    COMMON  904677101      3,162,240.00  1,317,600.00  N       X       1                     1317600
MEMC ELECTRONIC MATERIALS    COMMON  552715104    123,388,155.00  3,368,500.00  N       X       1                     3368500
WTS FAMILYMEDS GROUP INC     OTC EQ  9L47177A         293,750.00    125,000.00  N       X       1                      125000
FAMILYMEDS GROUP INC         OTC EQ   9P05569         864,161.00    218,775.00  N       X       1                      218775
ACTEL CORP                   OTC EQ   4934105      32,135,988.00  2,066,623.00  N       X       1                     2066623
AFC ENTERPRISES INC          OTC EQ  00104Q107     56,310,224.00  3,899,600.00  N       X       1                     3899600
ON ASSIGNMENT INC            OTC EQ  682159108     14,087,785.00  1,430,232.00  N       X       1                     1430232
ASPEN TECHNOLOGY INC         OTC EQ  45327103      16,781,255.00  1,536,745.00  N       X       1                     1536745
CAREER EDUCATION CORP        OTC EQ  141665109     94,997,760.00  4,224,000.00  N       X       1                     4224000
CRM HOLDINDS LTD             OTC EQ  G2554P103      3,191,750.00    425,000.00  N       X       1                      425000
AMERICAS CAR MART INC        OTC EQ  03062T105      5,442,466.00    330,849.00  N       X       1                      330849
BAUER EDDIE HLDGS INC        OTC EQ    EBHC         4,504,250.00    419,000.00  N       X       1                      419000
FIRST MARBLEHEAD CORP        OTC EQ  320771108    267,101,190.00  3,856,500.00  N       X       1                     3856500
FAMILYMEDS GROUP INC         OTC EQ  30706T209        451,509.00    114,306.00  N       X       1                      114306
GAMETECH INTERNATIONAL INC   OTC EQ  36466D102      9,873,866.00    988,375.00  N       X       1                      988375
GENESIS MICROCHIP INC        OTC EQ  37184C103      4,178,350.00    355,000.00  N       X       1                      355000
GEOMET INC DEL COM 144A      OTC EQ  37250U102      6,063,000.00    645,000.00  N       X       1                      645000
HUDSON HIGHLAND GROUP INC    OTC EQ  443792106      7,840,000.00    800,000.00  N       X       1                      800000
KAISER ALUMINUM CORP NEW     OTC EQ  483007704      2,230,169.00     50,297.00  N       X       1                      50297
KONGZHONG CORP               OTC EQ  50047P104      2,145,330.00    295,500.00  N       X       1                      295500
MAGNA ENTERTAINMENT CORP     OTC EQ  559211107     16,572,607.00  3,533,605.00  N       X       1                     3533605
MRV COMMUNICATIONS INC       OTC EQ  553477100      4,140,000.00  1,500,000.00  N       X       1                     1500000
NATURES SUNSHINE PRODUCTS    OTC EQ  639027101     22,762,190.00  2,178,200.00  N       X       1                     2178200
NEW FRONTIER MEDIA INC       OTC EQ  644398109      1,232,847.00    149,436.00  N       X       1                      149436
02MICRO INTL LMTD AMERICAN   OTC EQ  67107W100      2,694,900.00    390,000.00  N       X       1                      390000
OPTIMAL GROUP INC CL A       OTC EQ  68388R208     10,466,400.00    890,000.00  N       X       1                      890000
PROGRESSIVE GAMING INTL CO   OTC EQ  74332S102     27,126,559.00  3,308,117.00  N       X       1                     3308117
PORTALPLAYER INC             OTC EQ  736187204      1,692,000.00    150,000.00  N       X       1                      150000
TASER INTERNATIONAL INC      OTC EQ  87651B104      2,681,000.00    350,000.00  N       X       1                      350000
THERMADYNE HOLDINGS CORP N   OTC EQ  883435307      9,198,000.00    876,000.00  N       X       1                      876000
TRICO MARINE SERVICES INC    OTC EQ  896106200     20,476,125.00    606,700.00  N       X       1                      606700
TWEETER HOME ENTMT GROUP I   OTC EQ  901167106      2,592,816.00    568,600.00  N       X       1                      568600
WEBZEN INC                   OTC EQ  94846M102      4,461,815.00  1,107,150.00  N       X       1                     1107150
***CRESUD S A C I F Y A      OTC EQ  226406106        137,360.00     10,100.00  N       X       1                      10100
BANCO ITAU HLDG FINANCEIRA   COMMON  059602201        300,000.00     10,000.00  N       X       1                      10000
                                                1,233,373,623.00 58,297,487.00

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